EQUITY (Details) - shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Subtotal shares	10,642,170,228	10,642,170,228
Total outstanding shares	10,596,982,928	10,642,170,228
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Subtotal shares	5,330,304,681	5,330,304,681
Preference shares [member]
IfrsStatementLineItems [Line Items]
Subtotal shares	5,311,865,547	5,311,865,547
Treasury Common Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares	(23,843,100)
Treasury Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Treasury preferred shares	(21,344,200)